Allowance for Probable Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	$ 75,893	$ 83,005
Loans individually evaluated for impairment, Allowance	16,002	4,746
Loans collectively evaluated for impairment, Recorded Investment	5,123,342	4,691,999
Loans collectively evaluated for impairment, Allowance	54,159	53,447
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	34,183	32,768
Loans individually evaluated for impairment, Allowance	12,234	1,477
Loans collectively evaluated for impairment, Recorded Investment	1,008,459	736,342
Loans collectively evaluated for impairment, Allowance	10,199	10,155
Commercial real estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	13,976	28,660
Loans individually evaluated for impairment, Allowance	852	539
Loans collectively evaluated for impairment, Recorded Investment	1,194,532	1,119,009
Loans collectively evaluated for impairment, Allowance	11,689	12,181
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	16,038	13,945
Loans individually evaluated for impairment, Allowance	2,916	2,730
Loans collectively evaluated for impairment, Recorded Investment	1,734,001	1,659,377
Loans collectively evaluated for impairment, Allowance	21,551	19,150
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	295	353
Loans collectively evaluated for impairment, Recorded Investment	101,803	82,595
Loans collectively evaluated for impairment, Allowance	776	694
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	6,153	3,656
Loans collectively evaluated for impairment, Recorded Investment	432,309	453,075
Loans collectively evaluated for impairment, Allowance	3,812	4,390
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	3,206	1,850
Loans collectively evaluated for impairment, Recorded Investment	406,024	379,886
Loans collectively evaluated for impairment, Allowance	4,249	4,448
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,606	1,326
Loans collectively evaluated for impairment, Recorded Investment	64,808	73,188
Loans collectively evaluated for impairment, Allowance	750	1,289
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	436	447
Loans collectively evaluated for impairment, Recorded Investment	181,406	188,527
Loans collectively evaluated for impairment, Allowance	$ 1,133	$ 1,140